NOTE 26 - Operating Segments: Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of Revenue	$ 14,032	$ 11,246
Finance expense (income), net	3,756	823
Net loss and comprehensive loss	(11,135)	(12,913)
Products
Revenues	32,630	24,906
Cost of Revenue	13,451	11,061
Segment loss	5,333	5,797
CDMO Services
Revenues	1,878	282
Cost of Revenue	581	185
Segment loss	242	1,192
Total
Revenues	34,508	25,188
Cost of Revenue	14,032	11,246
Segment loss	5,575	6,989
Finance expense (income), net	5,484	5,916
Tax expenses	76	8
Net loss and comprehensive loss	$ 11,135	$ 12,913